Interest Expense (Net) - Summary of Interest Expense (Net) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Interest costs [abstract]
Gross interest expense	₨ 59,308.2	$ 910.0	₨ 55,306.7	₨ 60,167.8
Less: Interest capitalized	(12,943.2)	(198.6)	(12,941.0)	(12,255.2)
Interest expense	₨ 46,365.0	$ 711.4	₨ 42,365.7	₨ 47,912.6